UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bank of Ireland Asset Management
Address: 26 Fitzwilliam Place

         Dublin 2, Ireland

13F File Number:  28-03693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Walsh
Title:     Compliance Officer
Phone:     011-353-1-6616433

Signature, Place, and Date of Signing:

     Keith Walsh     Dublin, Ireland     August 01, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     4206329


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

Abitibi-Consolidated Inc    Com                 3924107        426    45710 SH       SOLE                    45710
Bank One Corp               Com                 06423A103    86511  3256870 SH       SOLE                  3256870
Becton Dickinson & Co       Com                 75887109    100689  3513691 SH       SOLE                  3513691
Bell Atlantic Corp          Com                 77853109     67800  1334325 SH       SOLE                  1334325
Bristol Myers Squibb Co     Com                 110122108      206     3540 SH       SOLE                     3540
Chase Manhattan Corp New    Com                 16161A108   301905  6554257 SH       SOLE                  6554257
Cisco Sys Inc               Com                 17275R102      500     7873 SH       SOLE                     7873
Citigroup Inc               Com                 172967101    84918  1409432 SH       SOLE                  1409432
Coca Cola Co                Com                 191216100      254     4423 SH       SOLE                     4423
Donnelley R R & Sons Co     Com                 257867101    87225  3860584 SH       SOLE                  3860584
Dover Corp                  Com                 260003108   235921  5816222 SH       SOLE                  5816222
Elan Plc                    ADR                 284131208     4737    97791 SH       SOLE                    97791
EMC Corp Mass               Com                 268648102      209     2716 SH       SOLE                     2716
Engelhard Corp              Com                 292845104    39409  2309691 SH       SOLE                  2309691
Exxon Mobil Corp            Com                 30231G102      294     3766 SH       SOLE                     3766
Fastenal Co                 Com                 311900104    41422   818710 SH       SOLE                   818710
Federal Natl Mtg Assn       Com                 313586109   216257  4141360 SH       SOLE                  4141360
Gannett Inc                 Com                 364730101   341477  5712114 SH       SOLE                  5712114
General Elec Co             Com                 369604103      810    15284 SH       SOLE                    15284
Gillette Co                 Com                 375766102    55860  1600288 SH       SOLE                  1600288
Home Depot Inc              Com                 437076102    74513  1492124 SH       SOLE                  1492124
ICON Pub Ltd Co             Sponsored ADR       45103T107     2470   147992 SH       SOLE                   147992
Illinois Tool Wks Inc       Com                 452308109   115680  2028353 SH       SOLE                  2028353
Intel Corp                  Com                 458140100      544     4072 SH       SOLE                     4072
International Business MachsCom                 459200101      238     2172 SH       SOLE                     2172
Iona Technologies Plc       Sponsored ADR       46206P109    49506   785025 SH       SOLE                   785025
Johnson & Johnson           Com                 478160104   369920  3630006 SH       SOLE                  3630006
Johnson Ctls Inc            Com                 478366107   103154  2012755 SH       SOLE                  2012755
Korea Telecom               Sponsored ADR       50063P103   115612  2402321 SH       SOLE                  2402321
Leggett & Platt Inc         Com                 524660107    69779  4237070 SH       SOLE                  4237070
Lucent Technologies Inc     Com                 549463107      221     3733 SH       SOLE                     3733
Masco Corp                  Com                 574599106    99752  5503562 SH       SOLE                  5503562
Merck & Co Inc              Com                 589331107      213     2783 SH       SOLE                     2783
Microsoft Corp              Com                 594918104      483     6040 SH       SOLE                     6040
Oracle Corp                 Com                 68389X105      312     3713 SH       SOLE                     3713
Pfizer Inc                  Com                 717081103      377     7856 SH       SOLE                     7856
Philip Morris Cos Inc       Com                 718154107   393914 14847157 SH       SOLE                 14847157
Pohang Iron & Stl Ltd       Sponsored ADR       730450103    95922  4007167 SH       SOLE                  4007167
PPG Inds Inc                Com                 693506107    57679  1297981 SH       SOLE                  1297981
Safeway Inc                 Com New             786514208   127161  2817962 SH       SOLE                  2817962
Sherwin Williams Co         Com                 824348106    59610  2809325 SH       SOLE                  2809325
Southdown Inc               Com                 841297104    55813   962804 SH       SOLE                   962804
Sysco Corp                  Com                 871829107   380170  9024802 SH       SOLE                  9024802
Teleflex Inc                Com                 879369106    26883   737777 SH       SOLE                   737777
Tellabs Inc                 Com                 879664100   120292  1756885 SH       SOLE                  1756885
Toronto Dominion Bk Ont     Com New             891160509      971    39950 SH       SOLE                    39950
Trinity Biotech Plc         Sponsored ADR       896438108     1075   362013 SH       SOLE                   362013
Trintech Group Plc          Sponsored ADR       896682101     2835   146000 SH       SOLE                   146000
Tyco Intl Ltd New           Com                 902124106    89419  1887470 SH       SOLE                  1887470
Wal Mart Stores Inc         Com                 931142103      582    10094 SH       SOLE                    10094
Wells Fargo & Co New        Com                 949746101   101236  2610438 SH       SOLE                  2610438
Willamette Inds Inc         Com                 969133107    23163   850000 SH       SOLE                   850000